Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth information concerning the compensation of our CEO and other NEOs for each of the fiscal years ending December 31, 2022, 2021, and 2020, and our financial performance for each such fiscal year.

					Value of Initial $100 Investment Based on:
Year	Summary Compensation Table Total for CEO[1]	Compensation Actually Paid Total to CEO	Average Summary Compensation Table Total for Non-CEO NEOs[2]	Average Compensation Actually Paid to non-CEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return[6]	Net Income ($ in millions)	Return on Equity
2022[3]	$9,076,408	$6,591,588	$2,236,396	$2,110,635	$135	$106	$1,128	19.51%
2021[4]	$8,649,172	$27,525,426	$1,938,007	$3,294,597	$162	$117	$873	15.70%
2020[5]	$6,933,775	$13,751,400	$1,284,762	$1,961,790	$104	$88	$568	11.17%

1.	The CEO in 2022, 2021, and 2020 was Dominic Ng.
2.	The non-CEO NEOs were Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021, and Irene H. Oh, Douglas P. Krause, Andy Yen, Gary Teo, and Catherine Zhou in 2020.

3.	The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period has an estimated payout of 174%. The LTI Plan for the 2020-2022 performance period paid out at 182%.
4.	The LTI Plan for the 2021-2023 performance period has an estimated payout of 175%. The LTI Plan for the 2020-2022 performance period has an estimated payout of 174%. The LTI Plan for the 2019-2021 performance period paid out at 182%.
5.	The LTI Plan for the 2020-2022 performance period has an estimated payout of 175%. The LTI Plan for the 2019-2021 performance period has an estimated payout of 175%. The LTI Plan for the 2018-2020 performance period paid out at 167%.
6.	The peer group used is the KBW Nasdaq Regional Banking Index (“KRX”).

Named Executive Officers, Footnote [Text Block]		The non-CEO NEOs were Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021, and Irene H. Oh, Douglas P. Krause, Andy Yen, Gary Teo, and Catherine Zhou in 2020.
PEO Total Compensation Amount	[1]	$ 9,076,408	[2]	$ 8,649,172	[3]	$ 6,933,775	[4]
PEO Actually Paid Compensation Amount		$ 6,591,588	[2]	27,525,426	[3]	13,751,400	[4]
Adjustment To PEO Compensation, Footnote [Text Block]

The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.

	CEO			Average of Non-CEO NEOs
Year	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$9,076,408	$8,649,172	$6,933,775	$2,236,396	$1,938,007	$ 1,284,762
Less: Fair Value of Stock Awards Granted in Fiscal Year	(4,538,539)	(5,065,596)	(4,487,082)	(669,169)	(774,147)	(474,638)
Add: Fair Value of Stock Awards Granted in Fiscal Year - Value at Yearend	6,470,141	9,535,338	10,627,632	953,841	1,118,976	1,060,278
Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year	(4,846,683)	10,881,577	1,180,999	(463,118)	781,123	100,365
Change in Fair Value of Stock Awards Granted in Prior Years that Vesting during the Fiscal Year	(237,471)	2,894,477	(1,009,781)	(18,447)	193,214	(56,099)
Add: Dividends Paid on Unvested Shares Units for the Fiscal Year	667,731	630,458	505,857	71,132	37,423	47,041
Compensation Actually Paid	$6,591,588	$ 27,525,426	$13,751,400	$2,110,635	$3,294,597	$1,961,710

Non-PEO NEO Average Total Compensation Amount	[5]	$ 2,236,396	[2]	1,938,007	[3]	1,284,762	[4]
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,110,635	[2]	3,294,597	[3]	1,961,790	[4]
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation Actually Paid vs. ROE
Tabular List [Table Text Block]
Important Financial Performance Measurement

Return on Assets	Return on Equity	Total Shareholder Return

Total Shareholder Return Amount		$ 135	[2]	162	[3]	104	[4]
Peer Group Total Shareholder Return Amount	[6]	106	[2]	117	[3]	88	[4]
Net Income (Loss)		$ 1,128,000,000	[2]	$ 873,000,000	[3]	$ 568,000,000	[4]
Company Selected Measure Amount		19.51	[2]	15.7	[3]	11.17	[4]
PEO Name						Dominic Ng
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Assets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
PEO [Member] | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 9,076,408		$ 8,649,172		$ 6,933,775
PEO [Member] | Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,538,539)		(5,065,596)		(4,487,082)
PEO [Member] | Fair Value of Stock Awards Granted in Fiscal Year Value at Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,470,141		9,535,338		10,627,632
PEO [Member] | Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,846,683)		10,881,577		1,180,999
PEO [Member] | Fair Value of Stock Awards Granted in Prior Years that Vesting during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(237,471)		2,894,477		(1,009,781)
PEO [Member] | Dividends Paid on Unvested Shares Units for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		667,731		630,458		505,857
PEO [Member] | Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,591,588		27,525,426		13,751,400
Non-PEO NEO [Member] | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,236,396		1,938,007		1,284,762
Non-PEO NEO [Member] | Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(669,169)		(774,147)		(474,638)
Non-PEO NEO [Member] | Fair Value of Stock Awards Granted in Fiscal Year Value at Yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		953,841		1,118,976		1,060,278
Non-PEO NEO [Member] | Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(463,118)		781,123		100,365
Non-PEO NEO [Member] | Fair Value of Stock Awards Granted in Prior Years that Vesting during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(18,447)		193,214		(56,099)
Non-PEO NEO [Member] | Dividends Paid on Unvested Shares Units for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		71,132		37,423		47,041
Non-PEO NEO [Member] | Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,110,635		$ 3,294,597		$ 1,961,710

[1]	The CEO in 2022, 2021, and 2020 was Dominic Ng.
[2]	The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period has an estimated payout of 174%. The LTI Plan for the 2020-2022 performance period paid out at 182%.
[3]	The LTI Plan for the 2021-2023 performance period has an estimated payout of 175%. The LTI Plan for the 2020-2022 performance period has an estimated payout of 174%. The LTI Plan for the 2019-2021 performance period paid out at 182%.
[4]	The LTI Plan for the 2020-2022 performance period has an estimated payout of 175%. The LTI Plan for the 2019-2021 performance period has an estimated payout of 175%. The LTI Plan for the 2018-2020 performance period paid out at 167%.
[5]	The non-CEO NEOs were Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021, and Irene H. Oh, Douglas P. Krause, Andy Yen, Gary Teo, and Catherine Zhou in 2020.
[6]	The peer group used is the KBW Nasdaq Regional Banking Index (“KRX”).